Exploration and Evaluation Assets and Mining Data	12 Months Ended
Dec. 31, 2023
Exploration and evaluation assets and mining data [Abstract]
Exploration and evaluation assets and mining data

16. Exploration and evaluation assets and mining data

	Mining Data	Exploration and evaluation assets	Total
	$	$	$
Cost
As at January 1, 2022	12,746,135	-	12,746,135
Additions	-	5,709,171	5,709,171
As at December 31, 2022	12,746,135	5,709,171	18,455,306

Cost
As at January 1, 2023	12,746,135	5,709,171	18,455,306
Additions	-	51,355,297	51,355,297
As at December 31, 2023	12,746,135	57,064,468	69,810,603

The capitalization of exploration and evaluation costs assumes that there is a reasonable prospect that the project can be developed into a profitable mining operation and that the exploration and evaluation expenditure and study work relating to a mineral resource within a valid license area could result in cash in-flows over time. Exploration and evaluation expenditures are recognized and measured at cost and the exploration and evaluation assets are classified as intangible assets.

Lifezone assesses on a project-by-project basis if the exploration and evaluation phase has been concluded. At the earliest, an exploration asset gets reclassified as a development asset when a current and positive Feasibility Study describing the development path for the mineral resource was released and is available publicly. That is usually also the time when a mineral reserve gets declared. A reclassification will happen at the latest when an exploration asset gets approved for development.

Where Lifezone is unsuccessful in acquiring or being granted a tenement area, any such costs are immediately expensed.

All costs incurred prior to securing the legal right to undertake exploration activities on a project are written-off as incurred. Exploration and evaluation expenditures do not include expenditures incurred after the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.

Additions during the period are capitalized costs incurred in the exploration and evaluation of the Kabanga Nickel Project in Tanzania. Finance costs, to the extent they are directly attributable to financing these activities, and appropriate technical and administrative overheads incurred in connection to exploration and evaluation activities are capitalized if Lifezone believes that a high probability exists that the project can be developed into a successful mine. During 2023 TNCL has made resettlement compensation payments to landowners of $2,189,928 (2022 $Nil) to acquire land from economically and physically displaced project affected households.